Subsequent Events (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($)	Feb. 11, 2021 EUR (€)	Feb. 15, 2023 EUR (€)	Jan. 31, 2022 EUR (€)	Apr. 04, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Net proceeds (in Dollars) | $						$ 1,300,000
Cash payment		€ 2,000,000
Cash valuation payment		4,000,000
Royalty payment (in Dollars) | $	$ 5
Cash payment		€ 2,000,000
Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Options agreement description			Pursuant to the IPA we acquired the intellectual property for the ColoAlert test. Pursuant to the IPA, we were able to reduce the price paid for the intellectual property to (i) $2 million cash, to be paid out over the next four years, (ii) 300,000 ordinary restricted shares and (iii) a revenue share limited to $1 per test sold for a period of 10 years.
Agreement related payment				€ 10,000
Overall sensitivities			€ 25,000
Net sales percentage			2.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares net proceeds (in Shares) | shares					195,044
Net proceeds (in Dollars) | $					$ 1,284,931